COLLABORATIVE ARRANGEMENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 52,392,000	$ 51,797,000
Advance Payments For Research and Development	1,149,000
Other assets	2,243,000	1,641,000
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Cost of sales	34,594,000	34,123,000
Prepaid expenses	6,878,000	2,678,000
Revenue And Cost Of Sales	2,092,000	0
Advance Payment On Amortization Of Clinical Validation	1,492,000
Visius Surgical Theatre [Member]
Sales	3,001,000	3,511,000
Cost of sales	1,582,000	5,021,000
Other Assets	2,006,000	1,261,000
Research and Development Expense [Member]
Other Assets	632,000
Prepaid expenses	230,000	57,000
Collaborative Arrangements, Co-Promotion Agreement, Agreement [Member]
Sales	$ 0	$ 2,272,000